LOAN FROM BANK (Details Narrative) $ in Thousands			6 Months Ended
	Jun. 14, 2026 USD ($)	Jun. 14, 2026 ILS (₪)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 ILS (₪)	Jun. 30, 2026 ILS (₪)	Jun. 14, 2026 ILS (₪)
Loan From Bank
Bank debt instruments held	$ 30,893					₪ 92,000,000
Brokerage fee expense	124	₪ 368,000
Security deposit	$ 3,875					₪ 10,000,000
Proceeds from borrowings			$ 2,217	₪ 6,600,000
Short-term liability			843
Long term liability			1,374
Net committed amount			$ 28,677		₪ 85,400,000